Advances from Officer (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Advances from Officer [Abstract]
Proceeds from advances made by officer		$ 64,000
Repayments of advances made by officer		$ 64,000